Transactions with Related Parties (Table)	12 Months Ended
Dec. 31, 2024
Transactions with Related Parties
Schedule of Aggregate loan transactions
	2024	2023

Balance, beginning of year	$17,249,528	$15,717,582
New loans to existing Principal Officers/Directors	13,016,113	3,218,327
Retirement of Director	(12)	0
Repayment*	(2,077,879)	(1,686,381)
Balance, end of year	$28,187,750	$17,249,528